United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-7115

                      (Investment Company Act File Number)


                       Federated Total Return Series, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 9/30/05


                 Date of Reporting Period: Quarter ended 6/30/05







Item 1.     Schedule of Investments




Federated Mortgage Fund
Portfolio of Investments
June 30, 2005 (unaudited)


     Principal
     Amount                                                                     Value

                       Mortgage Backed Securities--91.7%
                       Federal Home Loan Mortgage Corporation--31.9%
$    23,013,435   1    4.500%, 1/1/2019 - 7/1/2035                          $   22,872,877
     44,407,309   1    5.000%, 11/1/2017 - 8/1/2035                             44,603,147
     27,897,181        5.500%, 12/1/2033 - 6/1/2034                             28,328,084
     3,140,294         7.000%, 6/1/2028 - 10/1/2032                             3,310,991
     1,262,560         7.500%, 1/1/2027 - 2/1/2031                              1,356,776
     271,790           8.000%, 3/1/2031                                         294,669
                           Total                                                100,766,544
                       Federal National Mortgage Association--55.5%
     8,201,381         4.500%, 11/1/2018 - 5/1/2019                             8,175,323
     34,671,401   1    5.000%, 6/1/2018 - 8/1/2035                              34,887,052
     65,407,700   1    5.500%, 2/1/2018 - 7/1/2035                              66,524,217
     46,641,563        6.000%, 2/1/2019 - 5/1/2035                              47,958,048
     13,235,194        6.500%, 2/1/2014 - 11/1/2032                             13,716,601
     3,637,341         7.000%, 6/1/2016 - 7/1/2032                              3,831,723
     102,074           7.500%, 4/1/2015 - 12/1/2031                             108,218
     50,440            8.000%, 12/1/2026                                        54,844
                           Total                                                175,256,026
                       Government National Mortgage Association--4.3%
     5,309,069         5.000%, 5/15/2034 - 6/15/2034                            5,366,515
     6,986,256         5.500%, 5/20/2035                                        7,128,165
     361,854           7.000%, 9/15/2028 - 11/15/2031                           384,721
     722,120           8.000%, 10/15/2030 - 11/15/2030                          782,230
                           Total                                                13,661,631
                           Total Mortgage-Backed Securities
                           (identified cost $286,628,404)                       289,684,201
                       Collateralized Mortgage Obligations--5.3%
                       Federal Home Loan Mortgage Corporation--0.1%
     10,741,126        4.500%, 8/15/2011, REMIC 2706 IO                         452,669
                       Federal National Mortgage Association--0.0%
     286,951           6.500%, 3/1/2032, REMIC 3212                             52,002
                       Non-Agency Mortgage--5.2%
     2,497,854         CHASE Mortgage Finance Corp. 2003-S11, Class
                       1A1, 5.000%, 10/25/2033                                  2,480,524
     2,805,077         CHASE Mortgage Finance Corp. 2003-S14, Class
                       1A1, 5.000%, 1/25/2034                                   2,785,650
     1,514,478         CHASE Mortgage Finance Corp. 2003-S15, Class
                       1A3, 6.000%, 1/25/2034                                   1,538,530
     2,311        2    Lehman Structured Securities Corp. 2001-GE3,
                       Class A, .000%, 5/28/2018                                1,617
     124,551      2    Lehman Structured Securities Corp. 2002-GE1,
                       Class A, .000%, 7/26/2024                                109,605
     2,602,631         Master Asset Securitization Trust 2003-8, Class
                       1A1, 5.500%, 9/25/2033                                   2,616,563
     598,655           Salomon Brothers Mortgage Sec. VII 1999-4, Class
                       IO, 2.547%, 12/25/2027                                   186
     21,620            Structured Asset Securities Corp. 2001-8A, Class
                       1A1, 8.000%, 5/25/2031                                   21,776
     2,254,489         Wells Fargo Mortgage Backed Securities Trust
                       2003-6, Class 1A1, 5.000%, 6/25/2018                     2,270,429
     2,406,241         Wells Fargo Mortgage Backed Securities Trust
                       2003-18, Class A1, 5.500%, 12/25/2033                    2,419,152
     2,099,782         Wells Fargo Mortgage Backed Securities Trust
                       2004-DD, Class 1A1, 4.630%, 1/25/2035                    2,094,112
                           Total                                                16,338,144
                           Total Collateralized Mortgage Obligations
                           (identified cost $17,432,067)                        16,842,815
                       Adjustable Rate Mortgages--1.1%
                       Federal National Mortgage Association--1.1%
     3,605,640         4.422%, 5/1/2034, ARM
                       (IDENTIFIED COST $3,615,640)                             3,596,370
                       Asset-Backed Securities--0.0%
                       Home Equity Loan--0.0%
     60,442            Mellon Bank Home Equity Installment Loan 1999-1,
                       Class B, 6.950%, 3/25/2015
                       (IDENTIFIED COST $60,350)                                60,692
                       Repurchase Agreements--15.8%
     19,441,000        Interest in $1,593,000,000 joint repurchase
                       agreement with BNP Paribas Securities Corp.,
                       3.45%, dated 6/30/2005 to be repurchased at
                       $19,442,863 on 7/1/2005, collateralized by U.S.
                       Government Agency Obligations with various
                       maturities to 11/1/2035, collateral market value
                       $1,633,156,051                                           19,441,000
     27,500,000   3,4  Interest in $289,000,000 joint repurchase
                       agreement with Credit Suisse First Boston Corp.,
                       3.145%, dated 6/13/2005 to be repurchased at
                       $27,574,475 on 7/14/2005, collateralized by U.S.
                       Government Agency  and Treasury Obligations with
                       various maturities to 6/1/2035, collateral
                       market value $300,741,469                                27,500,000
     3,000,000    3,4  Interest in $68,000,000 joint repurchase
                       agreement with UBS Securities LLC, 3.17%, dated
                       6/16/2005 to be repurchased at $3,008,718 on
                       7/19/2005, collateralized by U.S. Government
                       Agency Obligations  with various maturities to
                       3/25/2030, collateral market value $70,044,413           3,000,000
                           Total repurchase agreements (at amortized
                       cost)                                                    49,941,000
                           Total Investments - 113.9%
                           (identified cost $357,677,461)5                      360,125,078
                           other assets and liabilities - net - (13.9)%         (44,037,247)
                           total net assets - 100%                          $   316,087,831



1 All or a portion of these securities are subject to dollar roll transactions. Information regarding dollar roll transactions for the Fund for the period ended June 30, 2005, was as follows:

       Maximum amount outstanding                            $34,867,310
       during the period
       Average amount outstanding                            $26,889,466
       during the perioda
       Average shares outstanding                            $30,504,514
       during the period
       Average debt per share                                   $0.88
       outstanding during the period

       a - The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended June 30, 2005.

2 Denotes a restricted security, including securities purchased under the Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $111,222 which represents 0.0% of total net assets.

       Additional information on restricted securities and securities purchased under Rule 144A that have not been deemed liquid by the Directors, for each security held at June 30, 2005 is as follows:

       Security                                    Acquisition   Acquisition
                                                      Date          Cost
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Lehman Structured Securities Corp.           8/15/2001      $10,370
       2001-GE3, Class A, .000%, 7/26/2024
       ------------------------------------------------------------------------
       Lehman Structured Securities Corp.           1/29/2002     $163,544
       2002-GE1, Class A, .000%, 5/28/2018

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4      Security held as collateral for dollar roll transactions.

5 At June 30, 2005, the cost of investments for federal tax purposes was $357,677,461. The net unrealized appreciation of investments for federal tax purposes was $2,447,617. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,630,310 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,182,693.







Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.

The following acronyms are used throughout this portfolio:
ARM         --Adjustable Rate Mortgage
IO          --Interest Only
REMIC       --Real Estate Mortgage Investment Conduit









Federated Ultrashort Bond Fund
Portfolio of Investments
June 30, 2005 (unaudited)


    Principal
    Amount or
    Shares                                                                    Value

                      Adjustable-Rate Mortgages--4.2%
                      Federal National Mortgage Association--4.2%
$   17,098,407        FNMA ARM 544848, 4.150%, 4/01/2030                  $   17,288,934
    7,686,753         FNMA ARM 544872, 4.241%, 7/01/2034                      7,839,650
    3,275,108         FNMA ARM 556379,  3.904%, 5/01/2040                     3,321,090
    9,331,007         FNMA ARM 618128, 3.650%,  8/01/2033                     9,398,330
    798,611           FNMA ARM 638822, 5.650%,  6/01/2032                     820,199
                      Total adjustable-rate mortgages (identified
                      cost $38,745,426)                                       38,668,203
                      Asset-Backed Securities--36.2%
                      Auto Receivables--15.4%
    3,194,896         Americredit Automobile Receivables Trust
                      2001-B, Class A4, 5.37%, 6/12/2008                      3,209,406
    2,000,000         Americredit Automobile Receivables Trust
                      2004-1, Class A3, 3.22%, 7/6/2008                       1,990,034
    6,000,000         Americredit Automobile Receivables Trust
                      2005-AX, Class A3, 3.63%, 1/6/2010                      5,957,460
    2,000,000         BMW Vehicle Owner Trust 2004-A, Class A3,
                      2.67%, 3/25/2008                                        1,983,860
    3,500,000         BMW Vehicle Owner Trust 2005-A, Class B,
                      4.43%, 4/25/2011                                        3,538,780
    4,500,000         Capital Auto Receivables Asset Trust 2004-1,
                      Class A3, 2.00%, 11/15/2007                             4,439,552
    437,684           Capital One Auto Finance Trust 2002-B, Class
                      A3A, 2.71%, 10/16/2006                                  437,806
    2,234,114         Capital One Auto Finance Trust 2003-A, Class
                      A3A, 1.83%, 10/15/2007                                  2,225,915
    5,000,000         Capital One Auto Finance Trust 2004-B, Class
                      A3, 2.96%, 7/15/2008                                    4,944,050
    2,666,692         Chase Manhattan Auto Owner Trust 2003-B, Class
                      A3, 1.82%, 7/16/2007                                    2,651,145
    2,076,649         DaimlerChrysler Auto Trust 2004-A, Class A2,
                      1.41%, 11/8/2006                                        2,073,236
    2,147,809    1    First Tennessee Financial Auto Securitization
                      Trust 2002-A, Class A, 3.55%, 7/15/2008                 2,146,198
    167,862      1    First Tennessee Financial Auto Securitization
                      Trust 2002-A, Class B, 4.05%, 7/15/2008                 167,785
    717,078           Harley-Davidson Motorcycle Trust 2001-2, Class
                      B, 4.51%, 6/15/2009                                     716,554
    846,976           Harley-Davidson Motorcycle Trust 2001-3, Class
                      B, 3.72%, 10/15/2009                                    841,174
    1,361,291         Harley-Davidson Motorcycle Trust 2003-4, Class
                      A1, 1.47%, 4/15/2008                                    1,353,352
    1,338,128         Harley-Davidson Motorcycle Trust 2004-1, Class
                      B, 2.00%, 11/15/2011                                    1,298,640
    3,766,824         Harley-Davidson Motorcycle Trust 2004-3, Class
                      B, 2.86%, 5/15/2012                                     3,700,565
    6,500,000         Honda Auto Receivables Owner Trust 2003-4,
                      Class A3, 2.19%, 5/15/2007                              6,460,480
    8,000,000         Household Automotive Trust 2004-1, Class A3,
                      3.30%, 5/18/2009                                        7,941,440
    5,000,000         Household Automotive Trust 2005-1, Class A3,
                      4.15%, 2/17/2010                                        5,016,200
    4,269,715    1,2  Hyundai Auto Receivables Trust 2002-A, Class
                      A3, 2.80%, 2/15/2007                                    4,264,348
    1,500,000         Hyundai Auto Receivables Trust 2005-A, Class
                      C, 4.22%, 2/15/2012                                     1,499,738
    3,229,416         Long Beach Auto Receivables Trust 2004-A,
                      Class A1, 1.50%, 9/15/2008                              3,200,545
    8,000,000         Long Beach Auto Receivables Trust 2004-C,
                      Class A3, 3.402%, 9/15/2009                             7,943,360
    511,856           MMCA Automobile Trust 2001-2, Class B, 5.75%,
                      6/15/2007                                               513,061
    2,034,805         Morgan Stanley Auto Loan Trust 2003-HB1, Class
                      A1, 1.46%, 7/16/2007                                    2,022,023
    1,170,176         National City Auto Receivable Trust 2004-A,
                      Class A2, 1.50%, 2/15/2007                              1,168,529
    607,236           Navistar Financial Corp. Owner Trust 2002-A,
                      Class B, 4.95%, 4/15/2009                               608,699
    7,000,000         Navistar Financial Corp. Owner Trust 2004-A,
                      Class A3, 2.01%, 8/15/2008                              6,900,740
    970,930           Navistar Financial Corp. Owner Trust 2004-B,
                      Class B, 3.39%, 10/15/2012                              960,881
    6,000,000         Nissan Auto Lease Trust 2004-A, Class A3,
                      2.90%, 8/15/2007                                        5,939,781
    4,000,000         Nissan Auto Receivables Owner Trust 2004-A,
                      Class A3, 2.01%, 11/15/2007                             3,949,120
    5,141,572         Onyx Acceptance Auto Owner Trust 2004-C, Class
                      A2, 2.39%, 9/15/2007                                    5,125,891
    3,218,651         Toyota Auto Receivables Owner Trust 2003-A,
                      Class A, 3.24%, 3/15/2007                               3,220,131
    995,346           USAA Auto Owner Trust 2004-1, Class A2, 1.43%,
                      9/15/2006                                               995,316
    8,000,000         Volkswagen Auto Lease Trust 2004-A, Class A4A,
                      3.09%, 8/20/2010                                        7,893,454
    5,381,767         WFS Financial Owner Trust 2002-3, Class A4,
                      3.50%, 2/20/2010                                        5,375,470
    10,000,000        WFS Financial Owner Trust 2003-1, Class A4,
                      2.74%, 9/20/2010                                        9,871,800
    6,000,000         WFS Financial Owner Trust 2005-2, Class A3,
                      4.17%, 12/17/2009                                       6,032,820
    1,989,804         Whole Auto Loan Trust 2003-1, Class A3B,
                      1.99%, 5/15/2007                                        1,976,586
                      Total                                                   142,555,925
                      Credit Card--7.9%
    4,000,000         ARRAN Master Trust 2000-C, Class C, 4.29%,
                      9/15/2007                                               4,003,720
    8,000,000         American Express Credit Account Master Trust
                      2004-5, Class A, 3.31%, 4/15/2012                       8,026,560
    5,000,000         Bank One Issuance Trust 2004-A2, Class A2,
                      3.25%, 10/15/2009                                       5,005,500
    7,000,000         Capital One Multi Asset Execution Trust
                      2003-A6, Class A6, 2.95%, 8/17/2009                     6,924,610
    3,750,000         Citibank Credit Card Issuance Trust 2000-C2,
                      Class C2, 3.79%, 10/15/2007                             3,754,088
    4,000,000         Citibank Credit Card Issuance Trust 2002-C1,
                      Class C1, 4.218%, 2/9/2009                              4,026,200
    15,000,000        Citibank Credit Card Issuance Trust 2003-A2,
                      Class A2, 2.70%, 1/15/2010                              14,930,250
    10,000,000        Citibank Credit Card Issuance Trust 2004-A7,
                      Class A7, 3.38%, 11/25/2013                             10,020,072
    10,000,000        Citibank Credit Card Issuance Trust 2004-B2,
                      Class B2, 3.48%, 10/7/2013                              10,068,800
    4,000,000         MBNA Credit Card Master Note Trust 2001-C3,
                      Class C3, 6.55%, 12/15/2008                             4,091,240
    2,500,000         MBNA Master Credit Card Trust 2000-D, Class B,
                      3.65%, 9/15/2009                                        2,513,425
                      Total                                                   73,364,465
                      Equipment Lease--2.9%
    9,000,000         CIT Equipment Collateral 2004-VT1, Class A3,
                      2.20%, 3/20/2008                                        8,890,861
    2,500,000         CNH Equipment Trust 2005-A, Class A3, 4.02%,
                      4/15/2009                                               2,501,531
    10,000,000        CNH Equipment Trust 2004-A, Class A3B, 2.94%,
                      10/15/2008                                              9,859,800
    3,116,612    1,2  Great America Leasing Receivables 2004-1,
                      Class B, 3.47%, 3/20/2010                               3,074,257
    1,947,882    1,2  Great America Leasing Receivables 2004-1,
                      Class C, 3.71%, 7/20/2011                               1,927,800
                      Total                                                   26,254,249
                      Home Equity Loan--7.6%
    277,794           Ameriquest Mortgage Securities, Inc. 2002-5,
                      Class AV1, 3.834%, 12/5/2033                            277,924
    5,000,000         Ameriquest Mortgage Securities, Inc. 2004-IA1,
                      Class A3, 3.964%, 9/25/2034                             5,043,250
    1,064,278    1    Asset Backed Funding Corp. NIM 2004-OPT 1,
                      Class N1, 4.55%, 11/26/2033                             1,059,171
    285,559      1    Bayview Financial Acquisition Trust 1998-1,
                      Class M-II-1, 4.064%, 5/25/2029                         276,670
    422,066      1    Bayview Financial Acquisition Trust 1998-1,
                      Class MI1, 7.52%, 5/25/2029                             430,672
    1,000,000         Chase Funding Mortgage Loan Asset-Backed
                      Certificates 2003-6, Class 1A2, 2.727%,
                      3/25/2020                                               994,688
    461,249      1    Chase Funding Net Interest Margin Trust, Class
                      NOTE, 3.75%, 3/27/2035                                  460,775
    2,645,280         Countrywide Asset Backed Certificates 2004-4,
                      Class A, 3.684%, 8/25/2034                              2,654,829
    3,085,778         Fifth Third Home Equity Loan Trust 2003-1,
                      Class A, 3.51%, 9/20/2023                               3,092,295
    2,494,433         First Franklin Mortgage Loan Asset Backed
                      Certificates 2003-FF5, Class A3, 3.664%,
                      3/25/2034                                               2,500,669
    1,205,222         First Franklin Mortgage Loan Asset Backed
                      Certificates 2004-FF1, Class A2, 3.554%,
                      11/25/2034                                              1,208,211
    4,000,000         First Franklin Mortgage Loan Asset Backed
                      Certificates 2004-FF3, Class A2C, 3.794%,
                      5/25/2034                                               4,017,500
    6,000,000         First Franklin Mortgage Loan Asset Backed
                      Certificates 2005-FF1, Class A2B, 3.534%,
                      1/4/2010                                                6,006,780
    391,736      1    First Franklin NIM Trust 2004-FF1, Class N1,
                      4.50%, 11/25/2034                                       390,969
    3,608,520    1    First Franklin NIM Trust 2004-FF7, Class A,
                      5.00%, 9/27/2034                                        3,596,326
    51,508       1    Long Beach Asset Holdings Corp. 2003-3, Class
                      N1, 7.26%, 7/25/2033                                    51,566
    4,352,853    1    Long Beach Asset Holdings Corp. 2004-1, Class
                      N1,  3.514%,  2/25/2009                                 4,356,100
    2,567,618    1    Long Beach Asset Holdings Corp. 2004-5, Class
                      A, 5.00%, 9/25/2034                                     2,557,926
    3,401,847    1    Long Beach Asset Holdings Corp. 2005-2, Class
                      N1, 4.15%, 4/25/2035                                    3,384,157
    604,419           Mellon Bank Home Equity Installment Loan
                      1999-1, Class B, 6.95%, 3/25/2015                       606,921
    109,416      1    NC Finance Trust 1999-1, Class B, 8.75%,
                      1/25/2029                                               24,072
    5,169,295         Novastar Home Equity Loan 2004-4 A1B, Class
                      A1B, 3.714%, 11/17/2034                                 5,182,477
    1,792,652         Option One Mortgage Loan Trust 2005-1, Class
                      A1B, 3.644%, 3/22/2035                                  1,797,385
    21,113       1    Option One Mortgage Securities, Inc. 2003-5,
                      Class NOTE, 6.90%, 7/26/2033                            21,173
    6,942,653    1    Quest Trust 2004 - X1, Class A, 3.644%,
                      3/25/2034                                               6,957,857
    3,305,344         Residential Asset Mortgage Products, Inc.
                      2003-RS10, Class AI2, 3.12%, 5/25/2025                  3,297,081
    25,551,895        Residential Asset Mortgage Products, Inc.
                      2003-RZ1, Class AIO, 5.75%, 7/25/2005                   3,654
    5,459,843         Residential Asset Securitization Trust
                      2003-KS6, Class A2, 3.614%, 8/25/2033                   5,469,229
    4,476,426         Saxon Asset Securities Trust 2005-1, Class A1,
                      3.544%, 5/25/2035                                       4,485,200
    1,371        1,2  Saxon Net Interest Margin Trust, Class A,
                      6.656%, 8/26/2033                                       1,377
                      Total                                                   70,206,904
                      Manufactured Housing--1.0%
    3,219             Green Tree Financial Corp. 1994-7, Class A6,
                      8.95%, 3/15/2020                                        3,223
    1,736,356         Green Tree Financial Corp. 1996-3, Class A5,
                      7.35%, 5/15/2027                                        1,815,169
    6,560,017         Green Tree Financial Corp. 1996-5, Class A6,
                      7.75%, 7/15/2027                                        7,061,071
    167,693           Indymac Manufactured Housing Contract 1997-1,
                      Class A3, 6.61%, 2/25/2028                              163,165
    500,000           Vanderbilt Mortgage Finance 1999-A, Class 2B2,
                      5.76%, 6/7/2016                                         528,109
                      Total                                                   9,570,737
                      Other--0.3%
    3,000,000         Mellon Bank Premium Finance Loan Master Trust
                      2004-1, Class C, 4.18%, 6/15/2009                       3,003,630
                      Rate Reduction Bond--1.1%
    7,846,129         Atlantic City Electric Transition Funding
                      2002-1, Class A1, 2.89%, 7/20/2010                      7,730,398
    2,276,784         California Infrastructure & Economic
                      Development Bank Special Purpose Trust SDG&E-1
                      1997-1, Class A6, 6.31%, 9/25/2008                      2,318,404
                      Total                                                   10,048,802
                      Total Asset-Backed Securities (identified cost
                      $336,565,752)                                           335,004,712
                      Government Agencies--1.7%
                      Federal National Mortgage Association--1.7%
    16,000,000        Federal National Mortgage Association, Unsecd.
                      Note, 2.50%, 6/15/2006 (IDENTIFIED COST
                      $15,955,601)                                            15,817,280
                      Corporate Bonds--38.9%
                      Basic Industries - Chemicals--0.4%
    4,300,000         Praxair, Inc., 2.75%, 6/15/2008                         4,154,058
                      Capital Goods - Aerospace & Defense--1.0%
    2,250,000         Boeing Capital Corp., 5.65%, 5/15/2006                  2,281,747
    7,500,000         General Dynamics Corp., 2.125%, 5/15/2006               7,394,925
                      Total                                                   9,676,672
                      Capital Goods - Diversified Manufacturing--0.3%
    3,000,000    1,2  Tyco International Group SA , Note, 4.436%,
                      6/15/2007                                               3,007,362
                      Capital Goods - Environmental--0.6%
    5,000,000         Waste Management, Inc., Note, 7.00%, 10/15/2006         5,172,150
                      Communications - Media & Cable--1.5%
    3,750,000         Comcast Corp., 6.375%, 1/30/2006                        3,801,563
    2,000,000         Continental Cablevision, Sr. Deb., 8.875%,
                      9/15/2005                                               2,019,040
    6,000,000         Cox Communications, Inc., Note, 3.95%,
                      12/14/2007                                              6,035,832
    2,340,000         Lenfest Communications, Inc., Sr. Note,
                      8.375%, 11/1/2005                                       2,384,951
                      Total                                                   14,241,386
                      Communications - Media Noncable--2.3%
    4,500,000         Clear Channel Communications, Inc., 3.125%,
                      2/1/2007                                                4,383,940
    7,700,000         Reed Elsevier, Inc., Company Guarantee,
                      6.125%, 8/1/2006                                        7,877,408
    4,750,000         Reed Elsevier, Inc., Floating Rate Note,
                      3.73%, 6/15/2010                                        4,753,610
    4,000,000         Univision Communications, Inc., Unsecd. Note,
                      2.875%, 10/15/2006                                      3,923,812
                      Total                                                   20,938,770
                      Communications - Telecom Wireless--1.4%
    2,600,000         Sprint Capital Corp., Company Guarantee,
                      6.00%, 1/15/2007                                        2,665,307
    10,000,000        Verizon Wireless, Inc., Unsecd. Note, 5.375%,
                      12/15/2006                                              10,191,200
                      Total                                                   12,856,507
                      Communications - Telecom Wirelines--1.5%
    2,000,000         BellSouth Corp., 3.39313%, 11/15/2007                   2,000,940
    7,250,000         SBC Communications, Inc., Note, 5.75%, 5/2/2006         7,352,008
    4,600,000         Telefonos de Mexico, 8.25%, 1/26/2006                   4,718,588
                      Total                                                   14,071,536
                      Consumer Cyclical - Automotive--3.4%
    5,600,000    1,2  American Honda Finance Corp., 3.85%, 11/6/2008          5,561,416
    4,070,000         DaimlerChrysler North America Holding Corp.,
                      Floating Rate Note, 3.61%, 3/7/2007                     4,055,592
    5,000,000         Ford Motor Credit Co., 4.30813%, 9/28/2007              4,834,785
    6,330,000         General Motors Acceptance Corp., 4.50%,
                      7/15/2006                                               6,244,956
    5,000,000         General Motors Acceptance Corp., Floating Rate
                      Note, 4.394%, 10/20/2005                                5,004,695
    500,000           General Motors Acceptance Corp., Note, 6.75%,
                      1/15/2006                                               504,010
    5,000,000    1,2  VW Credit, Inc., 3.40%, 7/21/2005                       5,011,800
                      Total                                                   31,217,254
                      Consumer Cyclical - Entertainment--0.8%
    7,000,000         AOL Time Warner, Inc., Note, 6.125%, 4/15/2006          7,108,220
                      Consumer Cyclical - Retailers--1.8%
    9,100,000         CVS Corp., 5.625%, 3/15/2006                            9,209,655
    7,100,000         Target Corp., 3.375%, 3/1/2008                          6,992,364
                      Total                                                   16,202,019
                      Consumer Non-Cyclical Food/Beverage--2.3%
    4,000,000         Diageo Finance BV, Unsecd. Note, 3.00%,
                      12/15/2006                                              3,945,840
    7,500,000         General Mills, Inc., 3.875%, 11/30/2007                 7,449,900
    10,000,000        Kellogg Co., Note, 6.00%, 4/1/2006                      10,138,000
                      Total                                                   21,533,740
                      Consumer Non-Cyclical Healthcare--0.4%
    4,000,000         UnitedHealth Group, Inc., 3.30%, 1/30/2008              3,916,960
                      Consumer Non-Cyclical Products--1.1%
    7,500,000         Gillette Co., 2.875%, 3/15/2008                         7,314,150
    2,500,000         Procter & Gamble Co., 3.50%, 12/15/2008                 2,452,850
                      Total                                                   9,767,000
                      Consumer Non-Cyclical Supermarkets--0.2%
    2,000,000         Safeway Inc., 6.15%, 3/1/2006                           2,026,460
                      Energy - Independent--0.4%
    3,988,800    1,2  Ras Laffan Liquified Natural Gas, 3.437%,
                      9/15/2009                                               3,907,468
                      Energy - Integrated--1.7%
    8,500,000         BP Capital Markets PLC, 2.75%, 12/29/2006               8,361,195
    7,000,000         Conoco, Inc., 5.45%, 10/15/2006                         7,135,100
                      Total                                                   15,496,295
                      Energy - Refining--0.6%
    5,000,000         Valero Energy Corp., 7.375%, 3/15/2006                  5,098,410
                      Financial Institution - Banking--3.3%
    7,500,000         Household Finance Corp., Note, 6.50%, 1/24/2006         7,610,925
    7,600,000         PNC Funding Corp., 5.75%, 8/1/2006                      7,754,204
    7,600,000         U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                7,782,552
    7,500,000         Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007          7,642,200
                      Total                                                   30,789,881
                      Financial Institution - Brokerage--2.0%
    5,550,000    1,2  Goldman Sachs Group LP, 6.75%, 2/15/2006                5,648,790
    5,000,000         Lehman Brothers Holdings, Inc., Note, 8.25%,
                      6/15/2007                                               5,380,900
    7,600,000         Morgan Stanley, Unsub., 6.10%, 4/15/2006                7,732,924
                      Total                                                   18,762,614
                      Financial Institution - Finance
                      Noncaptive--3.0%
    7,100,000         American Express Co., 3.75%, 11/20/2007                 7,058,110
    8,500,000         General Electric Capital Corp., 5.35%,
                      3/30/2006                                               8,593,670
    7,500,000    1,2  Residential Capital Corp., Floating Rate Note,
                      4.835%, 6/29/2007                                       7,507,058
    5,000,000         SLM Corp., Floating Rate Note, 4.147%,
                      12/15/2014                                              4,950,000
                      Total                                                   28,108,838
                      Financial Institution - Insurance - P&C-0.8%
    7,300,000    1,2  Allstate Financial Global, Note, (Series
                      144A), 7.125%, 9/26/2005                                7,357,378
                      Financial Institution - REITs--1.3%
    3,100,000         Archstone-Smith Trust, 3.00%, 6/15/2008                 2,983,595
    4,000,000         Duke Realty Corp., Floating Rate Note,
                      3.70375%, 12/22/2006                                    4,001,320
    4,655,000         EOP Operating LP, 8.375%, 3/15/2006                     4,791,997
                      Total                                                   11,776,912
                      Foreign-Local-Government--1.6%
    7,500,000         Ontario, Province of, 2.35%, 6/30/2006                  7,409,775
    7,600,000         Quebec, Province of, 5.50%, 4/11/2006                   7,705,716
                      Total                                                   15,115,491
                      Technology--1.3%
    1,000,000         Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008         1,061,040
    7,000,000         Deluxe Corp., 3.50%, 10/1/2007                          6,854,260
    3,750,000         First Data Corp., 3.375%, 8/1/2008                      3,673,350
                      Total                                                   11,588,650
                      Transportation - Airlines--0.8%
    6,750,000         Southwest Airlines Co., Pass Thru Cert.,
                      6.126%, 11/1/2006                                       6,900,188
                      Transportation - Railroads--0.3%
    2,500,000         Burlington Northern, Inc., Mtg. Bond, 9.25%,
                      10/1/2006                                               2,653,775
                      Transportation - Services--0.7%
    4,000,000         FedEx Corp., Note, 2.65%, 4/1/2007                      3,905,200
    3,000,000         Hertz Corp., 4.70%, 10/2/2006                           2,938,791
                      Total                                                   6,843,991
                      Utility - Electric--2.1%
    3,000,000         Dominion Resources, Inc., 5.125%, 12/15/2009            3,078,600
    7,500,000         FPL Group, Inc., 3.25%, 4/11/2006                       7,467,075
    7,500,000         PSEG Power LLC, 6.875%, 4/15/2006                       7,658,325
    950,000           Pacific Gas & Electric Co., Unsecd. Note,
                      3.82%, 4/3/2006                                         949,991
                      Total                                                   19,153,991
                      Total Corporate Bonds (identified cost
                      $363,605,078)                                           359,443,976
                      Mortgage-Backed Securities--0.8%
                      Federal National Mortgage Association--0.8%
    2,510,042         Federal National Mortgage Association, Pool
                      456622, 5.50%, 1/1/2014                                 2,585,049
    1,463,403         Federal National Mortgage Association, Pool
                      704530, 6.50%, 5/1/2033                                 1,516,108
    3,019,681         Federal National Mortgage Association, Pool
                      728568, 6.50%, 10/1/2033                                3,128,437
                      Total mortgage-backed securities (identified
                      cost $7,249,899)                                        7,229,594
                      Collateralized Mortgage Obligations--7.7%
                      Federal Home Loan Mortgage Corporation--0.7%
    2,993,689         Federal Home Loan Mortgage Corp. REMIC 2141
                      NI, 6.00%, 11/15/2027                                   131,576
    1,383,486    3    Federal Home Loan Mortgage Corp. REMIC 2571
                      FB, 3.57%, 2/15/2018                                    1,389,097
    1,232,291         Federal Home Loan Mortgage Corp. REMIC SF1 A3,
                      2.00%, 12/15/2008                                       1,227,306
    2,206,120         Federal Home Loan Mortgage Corp. Structured
                      Pass Through Securities, Class A1, 1.582%,
                      9/15/2008                                               2,189,321
    892,930           Federal Home Loan Mortgage Corp. Structured
                      Pass Through Securities, Class A3, 2.29%,
                      6/15/2007                                               892,930
                      Total                                                   5,830,230
                      Federal National Mortgage Association--0.6%
    27,532            Federal National Mortgage Association REMIC
                      2003-33 PB, 4.00%, 2/25/2022                            27,461
    5,704,129         Federal National Mortgage Association REMIC
                      2003-99 TD, 5.00%, 1/25/2024                            5,692,475
                      Total                                                   5,719,936
                      Non-Agency Mortgage--6.4%
    664,688           Bank of America Mortgage Securities 2003-A,
                      Class 1A1, 3.234%, 2/25/2033                            661,665
    1,024,548    1    C-BASS ABS LLC (Series 1999-3), Class B1,
                      6.703%, 1/28/2029                                       941,949
    2,680,551         Countrywide Home Loans 2003-15, Class 1A1,
                      3.814%, 6/25/2018                                       2,680,551
    3,877,462         Crusade Global Trust 2005-1, Class A1, 3.48%,
                      6/17/2037                                               3,876,687
    4,000,000    1    Harwood Street Funding I LLC 2004-1, Class
                      CTFS, 5.09%, 9/20/2009                                  3,993,160
    4,813,520         Impac CMB Trust 2004-7, Class 1A2, 3.774%,
                      11/25/2034                                              4,821,161
    6,880,875         Impac CMB Trust 2004-9, Class 1A2, 3.754%,
                      2/25/2034                                               6,895,394
    5,386,748         Master Asset Securitization Trust 2003-8,
                      Class 3A2, 3.714%, 9/25/2033                            5,386,748
    2,000,000         Permanent Financing (No. 8) PLC, Class 1C,
                      3.747%, 6/10/2042                                       2,000,000
    3,509        1    Resecuritization Mortgage Trust 1998-A, Class
                      B3, 8.44998%, 10/26/2023                                2,767
    578,635           Washington Mutual 2003-AR9, Class A2A, 2.341%,
                      9/25/2033                                               578,218
    6,290,162         Washington Mutual 2003-S8, Class A2, 5.00%,
                      9/25/2018                                               6,317,527
    7,264,465         Wells Fargo Mortgage Backed Securities Trust
                      2003-6, Class 1A1, 5.00%, 6/25/2018                     7,315,827
    5,852,999         Wells Fargo Mortgage Backed Securities Trust
                      2004-I, Class 1A1, 3.387%, 7/25/2034                    5,801,828
    8,381,297         Wells Fargo Mortgage Backed Securities Trust
                      2004-K, Class 2A5, 4.735%, 7/25/2034                    8,385,156
                      Total                                                   59,658,638
                      Total Collateralized Mortgage Obligations
                      (identified cost $73,365,955)                           71,208,804
                      Mutual Funds--3.9%4
    3,288,934         Federated Mortgage Core Portfolio                       33,316,904
    426,243           High Yield Bond Portfolio                               2,898,448
                      Total mutual funds (IDENTIFIED CoST
                      $36,159,897)                                            36,215,352
                      Repurchase Agreements--6.7%
    31,953,000        Interest in $1,593,000,000 joint repurchase
                      agreement with BNP Paribas Securities Corp.,
                      3.45%, dated 6/30/2005 to be repurchased at
                      $31,956,062 on 7/1/2005, collateralized by
                      U.S. Government Agency Obligations with
                      various maturities to 11/1/2035, collateral
                      market value $1,633,156,051                             31,953,000
    30,000,000        Interest in $3,000,000,000  joint repurchase
                      agreement with Citigroup Global Markets, Inc.,
                      3.45%, dated 6/30/2005 to be repurchased at
                      $30,002,875 on 7/1/2005, collateralized by
                      U.S. Government Agency Obligations with
                      various maturities to 1/1/2045, collateral
                      market value $3,079,949,647                             30,000,000
                      Total Repurchase Agreements (at amortized cost)         61,953,000
                      Total Investments---100.1% (identified cost
                      $933,600,608 )5                                         925,540,921
                      other assets and liabilities---net---(0.1)%             (559,872)
                      total net assets---100%                             $   924,981,049


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $78,088,347 which represents 8.4% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At June 30, 2005, these securities amounted to $47,269,054 which represents 5.1% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2005 is as follows:

       Security                                 Acquisition   Acquisition Cost
                                                    Date
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Bayview Financial Acquisition Trust       3/12/1999        $269,853
       1998-1, Class M-II-1, 4.064%, 5/25/2029
       ------------------------------------------------------------------------
       Bayview Financial Acquisition Trust       12/8/1998        421,143
       1998-1, Class MI1, 7.52%, 5/25/2029
       ------------------------------------------------------------------------
       Chase Funding Net Interest Margin         1/10/2005        461,826
       Trust, Class NOTE, 3.75%, 3/27/2035
       ------------------------------------------------------------------------
       C-BASS ABS LLC (Series 1999-3), Class      7/9/1999        817,012
       B1, 6.703%, 1/28/2029
       ------------------------------------------------------------------------
       First Franklin NIM Trust 2004-FF1,        3/31/2004        390,674
       Class N1, 4.50%, 11/25/2034
       ------------------------------------------------------------------------
       First Franklin NIM Trust 2004-FF7,      9/9/2004-5/3/2005 3,613,860
       Class A, 5.00%, 9/27/2034
       ------------------------------------------------------------------------
       First Tennessee Financial Auto        6/10/2002-3/12/2003 2,149,031
       Securitization Trust 2002-A, Class A,
       3.55%, 7/15/2008
       ------------------------------------------------------------------------
       First Tennessee Financial Auto            6/10/2002        167,862
       Securitization Trust 2002-A, Class B,
       4.05%, 7/15/2008
       ------------------------------------------------------------------------
       Harwood Street Funding I LLC 2004-1,      9/14/2004       4,000,000
       Class CTFS, 5.09%, 9/20/2009
       ------------------------------------------------------------------------
       NC Finance Trust 1999-1, Class B,         2/23/1999        108,887
       8.75%, 1/25/2029
       ------------------------------------------------------------------------
       Quest Trust 2004 - X1, Class A,           3/15/2004       6,942,653
       3.644%, 3/25/2034
       ------------------------------------------------------------------------
       Resecuritization Mortgage Trust           2/12/1999         3,024
       1998-A, Class B3, 8.44998%, 10/26/2023
       ------------------------------------------------------------------------
       Saxon Net Interest Margin Trust, Class    9/23/2003         1,371
       A, 6.656%, 8/26/2033
       ------------------------------------------------------------------------

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
       At June 30, 2005, the Fund had the following open futures contracts:

        Expiration Date        Contracts to        Position     Unrealized
                             Deliver/Receive                   Appreciation
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
        September 2005    50 U.S. Treasury Note     Short         $18,359
                             10-Year Futures
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
        September 2005    475 U.S. Treasury Note    Short         166,993
                              5-Year Futures
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
        September 2005    525 U.S. Treasury Note    Short         188,671
                              2-Year Futures
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
         NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS        $374,023
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------

       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
4      Affiliated companies.
       ------------------------------------------------------------------------

5 At June 30, 2005, the cost of investments for federal tax purposes was $933,600,608. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $8,059,687. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,748,897 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,808,584.


Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:
ARM         --Adjustable Rate Mortgages
FNMA        --Federal National Mortgage Association
NIM         --Net Interest Margin
OPT         --Option
REITs       --Real Estate Investment Trusts
REMIC       --Real Estate Mortgage Investment Conduit












Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        August 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer


Date        August 22, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer


Date        August 22, 2005